Consolidated Statements of Shareholders’ Equity and Cumulative Redeemable Preferred Shares (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends per common share (in dollar per share)	$ 0.25	$ 0.50	$ 0.50
Series D Preferred Stock
Dividends per preferred share (in dollar per share)	2.49	2.00	2.00
Series E Preferred Stock
Dividends per preferred share (in dollar per share)			1.38
Series G Preferred Stock
Dividends per preferred share (in dollar per share)			1.37
Series H Preferred Stock
Dividends per preferred share (in dollar per share)	2.45	1.96	1.97
Series I Preferred Stock
Dividends per preferred share (in dollar per share)	2.00	2.00	2.00
Series J Preferred Stock
Dividends per preferred share (in dollar per share)	$ 2.20	$ 1.76	$ 0.68